Income taxes (Textuals) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency
Deferred Tax Assets (Liabilities), Net			$ (144)	$ (123)
Other Information Pertaining to Income Taxes			16
Deferred Tax Assets, Valuation Allowance			26	27
Deferred tax asset, insurance reserve discounting			11	(5)
Deferred Tax Assets, Operating Loss Carryforwards			248
Deferred Tax Assets, Tax Credit Carryforwards			62	66
Excess Tax Benefit from Share-based Compensation, Operating Activities	(2)	0	17	31	6
Unrecognized Tax Benefits			15	10
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			3	2
Deferred tax liabilities, investments			53	65
Deferred Tax Liabilities, Goodwill and Intangible Assets, Intangible Assets			275	283
change in net operating loss carryforward [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes			22
Tax credits [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes			12
Amortization of goodwill and intangible assets [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes			13
Securities Investment [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes			17
Valuation Allowance, Tax Credit Carryforward [Member]
Income Tax Contingency
Deferred Tax Assets, Valuation Allowance			3
Remy
Income Tax Contingency
Deferred Tax Assets, Tax Credit Carryforwards, General Business			16
Deferred Tax Assets, Valuation Allowance			7
Remy | General Business Tax Credit Carryforward [Member]
Income Tax Contingency
Deferred Tax Assets, Valuation Allowance			10
Remy | Valuation Allowance, Other Tax Carryforward [Member]
Income Tax Contingency
Deferred Tax Assets, Valuation Allowance			$ 5